                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):   [ ] is a restatement
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      MSD Capital, L.P.
Address:   645 Fifth Avenue, 21st Floor
           New York, NY 10022

Form 13F File Number: 28-5391

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Marc R. Lisker, Esq.
Title:   General Counsel, MSD Capital, L.P.
Phone:   (212) 303-1668

Signature, Place, and Date of Signing:


/s/ Marc R. Lisker                  New York, NY              February 14, 2007
--------------------------        ----------------            -----------------
(Signature)                         (City, State)             (Date)

Report Type ( Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                                    FORM 13F

                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          11

Form 13F Information Table Value Total:     842,552
                                         (thousands)

PURSUANT TO RULE 24B-2 OF THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                           FORM 13F INFORMATION TABLE

      COLUMN 1          COLUMN 2     COLUMN 3 COLUMN 4           COLUMN 5           COLUMN 6  COLUMN 7        COLUMN 8
-----------------------------------------------------------------------------------------------------------------------------
                        TITLE OF                VALUE  SHRS OR PRN                 INVESTMENT   OTHER     VOTING AUTHORITY
   NAME OF ISSUER        CLASS        CUSIP   [x$1000]     AMT     SH/PRN PUT/CALL DISCRETION MANAGERS    SOLE    SHARED NONE
-----------------------------------------------------------------------------------------------------------------------------
DARLING INTL INC    COM             237266101   19,069   3,460,827   SH               SOLE              3,460,827    0     0
DIGITAL RIV INC     NOTE 1.250% 1/0 25388BAB0  114,982  83,680,000   PRN              SOLE             83,680,000    0     0
DOLLAR THRIFTY
   AUTOMOTIVE GP    COM             256743105   92,707   2,032,600   SH               SOLE              2,032,600    0     0
IHOP CORP           COM             449623107  110,675   2,100,100   SH               SOLE              2,100,100    0     0
LAWSON SOFTWARE
   INC NEW          COM             52078P102   94,328  12,764,300   SH               SOLE             12,764,300    0     0
MSC SOFTWARE
   CORP             COM             553531104   48,518   3,185,700   SH               SOLE              3,185,700    0     0
SCHOOL SPECIALTY
   INC              COM             807863105  104,391   2,784,500   SH               SOLE              2,784,500    0     0
STEAK N SHAKE CO    COM             857873103   48,968   2,782,300   SH               SOLE              2,782,300    0     0
TIME WARNER
   TELECOM INC      CL A            887319101   94,945   4,763,900   SH               SOLE              4,763,900    0     0
TYLER
   TECHNOLOGIES INC COM             902252105   56,942   4,049,923   SH               SOLE              4,049,923    0     0
USI HLDGS CORP      COM             90333H101   57,027   3,712,696   SH               SOLE              3,712,696    0     0

PURSUANT TO RULE 24B-2 OF THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.